Segment information (Details)	12 Months Ended
Dec. 31, 2022
Segment [Abstract]
Segment information description	●Home organization segment (Betterware segment or BWM’ segment): Some of the categories through which Betterware offers its product line include kitchen and food preservation, home solutions, bathroom, laundry & cleaning, tech and mobility and bedroom (see note 26). BWM’s products are sold through catalogues and are distributed to the end customer by its network of distributors and associates in Mexico. As of December 31, 2022, the net income corresponding to this reportable segment represented 55.1%.●Beauty and Personal Care (B&PC) segment (JAFRA segment), formed by four main categories: fragrance, color (cosmetics), skin care and toiletries. JAFRA’s products are sold through 12 promotional catalogues published on a monthly basis and are distributed to the end customer by its network of leaders and consultants in its operative segments located in Mexico (JAFRA Mexico) and the United States (JAFRA US).
Reportable segment percentage	44.90%
Total income rate	8.00%